NOTES PAYABLE (Details) (USD $)	3 Months Ended		12 Months Ended				0 Months Ended				0 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 24, 2013	May 10, 2013	Oct. 24, 2011 Maryland TEDCO Note	Mar. 31, 2014 Maryland TEDCO Note	Dec. 31, 2013 Maryland TEDCO Note	Dec. 31, 2012 Maryland TEDCO Note	Aug. 03, 2013 Note Payable	Mar. 31, 2014 Note Payable	Dec. 31, 2013 Note Payable	Dec. 31, 2012 Loans Payable
Notes Payable
Short Term	$ 24,000		$ 172,845	$ 1,466,700				$ 24,000	$ 24,000	$ 24,000			$ 148,845
Long Term	69,800		79,800	97,800				69,800	79,800	97,800
Discount	0		1,155								6,930	0	1,155
Carrying amount of debt								93,800	103,800	121,800	143,070			74,900
Interest rate											10.00%			25.00%
Due date from the date of issuance														4 years
Accrued interest													2,384	74,900
Face amount of debt							149,800				150,000		224,000
Monthly payments							2,000
Warrants to purchase shares			1,142,000		10,888,336						20,000
Strike price (in dollars per share)						$ 1.22					$ 0.50		$ 0.40
Share price (in dollars per share)											$ 0.47
Term											5 years
Volatility (as a percent)											100.00%
Dividends (as a percent)											0.00%
Discount rate (as a percent)											1.36%
Amortization expense	99,098	88,794	354,368	135,030								1,155	5,755
Payment of accrued interest												3,658
Repayment of Principal												$ 150,000